Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Common stock, $0.0001 par value per share Previously Reported	Common stock, $0.0001 par value per share Revision of Prior Period, Adjustment	Common stock, $0.0001 par value per share	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Adjustment	Additional Paid-in Capital	Retained Earnings Previously Reported	Retained Earnings Revision of Prior Period, Adjustment	Retained Earnings	Previously Reported	Revision of Prior Period, Adjustment	Total
Beginning balance at Dec. 31, 2018	$ 1	$ 1	$ 2	$ 12	$ (1)	$ 11	$ (934)	$ 0	$ (934)	$ (921)		$ (921)
Balance at beginning (in shares) at Dec. 31, 2018	9,100,000	10,469,000	19,569,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss									(2,746)			(2,746)
Issuance of preferred shares, net			$ 1			11,006			0			11,007
Issuance of preferred shares, net (in shares)			8,575,000
SAFE Note conversion						1,596			0			1,596
SAFE Note conversion (in shares)			2,656,000
Stock-based compensation						140			0			140
Ending balance at Dec. 31, 2019	$ 1	$ 2	$ 3	497	12,256	12,753	(3,680)		(3,680)	(3,182)	$ 12,258	$ 9,076
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Number of options exercised												0
Balance at ending (in shares) at Dec. 31, 2019			30,800,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss									(818)			$ (818)
Stock-based compensation						19						19
Ending balance at Mar. 31, 2020			$ 3			17,652			(4,498)			13,157
Beginning balance at Dec. 31, 2019	1	2	$ 3	497	12,256	12,753	(3,680)		(3,680)	(3,182)	12,258	9,076
Balance at beginning (in shares) at Dec. 31, 2019			30,800,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss												(8,130)
Ending balance at Sep. 30, 2020			$ 4			45,841			(11,810)			34,035
Beginning balance at Dec. 31, 2019	1	2	$ 3	497	12,256	12,753	(3,680)		(3,680)	(3,182)	12,258	9,076
Balance at beginning (in shares) at Dec. 31, 2019			30,800,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss									(17,448)			(17,448)
Issuance of preferred shares, net			$ 1			32,948			0			32,949
Issuance of preferred shares, net (in shares)			13,503,000
Stock-based compensation						154			0			154
Stock option exercise						35			0			35
Ending balance at Dec. 31, 2020	1	3	$ 4	686	45,204	$ 45,890	(21,128)	0	$ (21,128)	(20,441)	45,207	$ 24,766
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Number of options exercised			158,000									159,000
Balance at ending (in shares) at Dec. 31, 2020			44,461,000			45,890,000			(21,128,000)			24,766,000
Beginning balance at Mar. 31, 2020			$ 3			$ 17,652			$ (4,498)			$ 13,157
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss									(1,629)			(1,629)
Stock-based compensation						40						40
Stock option exercise						32						32
Ending balance at Jun. 30, 2020			$ 3			17,724			(6,127)			11,600
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Number of options exercised			148,000
Net Loss									(5,683)			(5,683)
Stock-based compensation						49						49
Ending balance at Sep. 30, 2020			$ 4			45,841			(11,810)			34,035
Beginning balance at Dec. 31, 2020	1	3	4	686	45,204	45,890	(21,128)	0	(21,128)	(20,441)	45,207	24,766
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss									(28,515)			(28,515)
Stock-based compensation						6,287						6,287
Stock option exercise						35						35
Ending balance at Mar. 31, 2021			$ 10			491,552			(49,643)			441,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Number of options exercised			103,000
Beginning balance at Dec. 31, 2020	$ 1	$ 3	$ 4	$ 686	$ 45,204	$ 45,890	$ (21,128)	$ 0	$ (21,128)	$ (20,441)	$ 45,207	$ 24,766
Balance at beginning (in shares) at Dec. 31, 2020			44,461,000			45,890,000			(21,128,000)			24,766,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss												$ (77,799)
Ending balance at Sep. 30, 2021			$ 10			$ 566,935			$ (98,927)			465,440
Beginning balance at Mar. 31, 2021			$ 10			491,552			(49,643)			441,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss									(32,016)			(32,016)
Issuance of restricted stock						(108)						(108)
Issuance of restricted stock (in shares)			21,000
Stock-based compensation						13,390						13,390
Ending balance at Jun. 30, 2021			$ 10			557,300			(81,659)			473,139
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss									(17,268)			(17,268)
Issuance of restricted stock						(2,233)						(2,233)
Issuance of restricted stock (in shares)			391,000
Stock-based compensation						11,571						11,571
Ending balance at Sep. 30, 2021			$ 10			$ 566,935			$ (98,927)			$ 465,440